Other Real Estate (ORE)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Banking and Thrift [Abstract]
Other Real Estate (ORE)

Note 7. Other Real Estate (ORE)

Other real estate owned consists of the following at the dates indicated:

(in thousands)	June 30, 2015	December 31, 2014
Real Estate Owned Acquired by Foreclosure:
Residential	$1,227	$1,121
Construction and land development	106	127
Non-farm non-residential	1,149	950

Total Other Real Estate Owned and Foreclosed Property	$2,482	$2,198

Loans secured by one-to-four family residential properties in the process of foreclosure totaled $0.5 million as of June 30, 2015.

Note 9. Other Real Estate

Other real estate owned consists of the following:

(in thousands)	December 31,
Real Estate Owned Acquired by Foreclosure:	2014	2013
Residential	$1,121	$1,803
Construction and land development	127	754
Non-farm non-residential	950	800

Total Other Real Estate Owned and Foreclosed Property	$2,198	$3,357